Commitments and contingencies (Details Narrative) - EUR (€)	1 Months Ended		6 Months Ended	12 Months Ended
	Feb. 28, 2023	Nov. 30, 2022	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Investment Owned, Balance, Principal Amount				€ 5,425,000
Payment for rent				15,000
Lease cost				€ 15,000
Minimum [Member]
Loss Contingencies [Line Items]
Royalty fees percentage				0.50%
Maximum [Member]
Loss Contingencies [Line Items]
Royalty fees percentage				1.00%
OSR [Member]
Loss Contingencies [Line Items]
Percentage of royalties				4.00%
San Raffaele Hospital [Member]
Loss Contingencies [Line Items]
Incurred expenses				€ 2,500,000	€ 1,300,000
Manufacturing costs				€ 9,100,000
Original OSR License Agreement [Member]
Loss Contingencies [Line Items]
Commitments, description				In particular, consistent with the terms of the Original OSR License Agreement, the ARLA continues to require us to invest (a) at least €5,425,000 with respect to the development of the licensed products, and (b) at least €2,420,000 with respect to the manufacturing of such licensed products (subject to certain adjustments).
AGC Biologics Agreement [Member]
Loss Contingencies [Line Items]
Potential milestone				€ 300,000
Technology transfer fee				500,000
AGC Agreement [Member]
Loss Contingencies [Line Items]
Manufacturing costs				1,000,000.0
LVV Batch [Member]
Loss Contingencies [Line Items]
Manufacturing costs		€ 311,280	€ 311,280
Process Transfer Agreement [Member]
Loss Contingencies [Line Items]
Raw materials					405,000
Raw materials handling					40,500
Raw material costs					€ 24,000
SOW [Member]
Loss Contingencies [Line Items]
Raw material costs	€ 1,500,000			600,000
Raw material and third party costs	€ 700,000
Master Service Agreement [Member]
Loss Contingencies [Line Items]
Production cost				€ 200,000